Fair Value Measurement (Details)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement (Details) [Line Items]
Expected volatility, percentage	55.30%
Expected term	4 years 6 months 14 days
Expected volatility	57.80%
Bottom of range [member]
Fair Value Measurement (Details) [Line Items]
Expected volatility, percentage	53.20%
Risk-free rate	0.90%
Risk-free interest rate percentage	0.19%
Top of range [member]
Fair Value Measurement (Details) [Line Items]
Expected volatility, percentage	56.00%
Risk-free rate	1.20%
Risk-free interest rate percentage	0.73%
fair value measurement at Level 2 [Member]
Fair Value Measurement (Details) [Line Items]
Expected volatility, percentage	53.00%
Expected dividend yield	0.00%
Discount rate percentage	92.50%
fair value measurement at Level 2 [Member] | Bottom of range [member]
Fair Value Measurement (Details) [Line Items]
Expected term of warrant	2 years 6 months 14 days
Expected volatility, percentage	55.30%
Risk-free rate	1.35%
fair value measurement at Level 2 [Member] | Top of range [member]
Fair Value Measurement (Details) [Line Items]
Expected volatility, percentage	57.80%
Risk-free rate	1.59%